Quarterly Holdings Report
for
Fidelity® Multi-Strategy Credit Fund
March 31, 2026
MSC-NPRT3-0526
1.9910151.102
Alternative Funds - 44.8%
	Shares	Value ($)
Fidelity Private Credit Fund Class I (m) (Cost $25,955,875)	1,018,885	25,396,022

Bank Loan Obligations - 3.5%
	Principal Amount (a)	Value ($)
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2112% 5/23/2030 (b)(c)(d)	49,626	49,057
SWEDEN - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Anticimex Global AB Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.56% 11/17/2031 (b)(c)(d)	38,072	38,080
UNITED KINGDOM - 0.5%
Communication Services - 0.2%
Entertainment - 0.2%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1712% 12/2/2031 (b)(c)(d)	123,442	122,033
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2822% 7/18/2030 (b)(c)(d)	166,389	165,765
TOTAL UNITED KINGDOM		287,798
UNITED STATES - 2.9%
Communication Services - 0.1%
Media - 0.1%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2996% 6/18/2029 (b)(c)(d)	54,446	50,853
Consumer Discretionary - 0.6%
Automobile Components - 0.1%
Power Stop LLC 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5475% 1/26/2029 (b)(c)(d)	68,553	56,342
Broadline Retail - 0.3%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 1/23/2032 (b)(c)(d)	193,692	193,111
Household Durables - 0.1%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0177% 6/29/2028 (b)(c)(d)	44,966	38,693
Specialty Retail - 0.1%
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 9.5% 12/4/2031 (b)(c)(d)	4,533	4,531
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.525% 6/6/2031 (b)(c)(d)	57,007	45,456
		49,987
TOTAL CONSUMER DISCRETIONARY		338,133
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6996% 9/20/2030 (b)(c)(d)	34,825	33,982
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (b)(c)(d)(e)	184,225	102,490
Financials - 0.4%
Financial Services - 0.2%
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1677% 7/31/2031 (b)(c)(d)	108,628	104,234
Insurance - 0.2%
Alera Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 5/28/2032 (b)(c)(d)	4,975	4,818
Amynta Agency Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 12/29/2031 (b)(c)(d)	129,350	127,295
		132,113
TOTAL FINANCIALS		236,347
Health Care - 0.2%
Health Care Equipment & Supplies - 0.0%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4177% 1/15/2031 (b)(c)(d)	4,975	4,981
Pharmaceuticals - 0.2%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9177% 10/8/2030 (b)(c)(d)	99,250	95,639
TOTAL HEALTH CARE		100,620
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1636% 8/1/2030 (b)(c)(d)	4,900	4,194
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9326% 9/4/2030 (b)(c)(d)	168,673	131,986
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.101% 9/4/2030 (b)(c)(d)	28,938	29,457
TOTAL INDUSTRIALS		165,637
Information Technology - 0.9%
Software - 0.9%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1996% 2/23/2032 (b)(c)(d)	5,000	4,923
Avalara Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4496% 3/29/2032 (b)(c)(d)	49,626	48,429
Dayforce Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6608% 2/4/2033 (b)(c)(d)	25,000	23,618
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 10.6677% 2/19/2029 (b)(c)(d)	30,000	22,725
EP Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2872% 11/6/2028 (b)(c)(d)	374,026	231,361
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4168% 7/26/2032 (b)(c)(d)	4,988	4,430
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9168% 7/1/2031 (b)(c)(d)	98,750	88,354
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9285% 6/2/2028 (b)(c)(d)	108,021	94,788
TOTAL INFORMATION TECHNOLOGY		518,628
Materials - 0.1%
Chemicals - 0.1%
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4168% 8/25/2031 (b)(c)(d)	82,034	79,916
TOTAL UNITED STATES		1,626,606
TOTAL BANK LOAN OBLIGATIONS (Cost $2,068,777)		2,001,541

Commercial Mortgage Securities - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Hilton USA Trust Series 2016-HHV Class E, 4.1935% 11/5/2038 (c)(i)	100,000	99,222
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 6.3884% 4/15/2038 (b)(c)(i)	80,000	79,950
TOTAL UNITED STATES		179,172
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $169,694)		179,172

Common Stocks - 0.2%
	Shares	Value ($)
FRANCE - 0.1%
Communication Services - 0.1%
Media - 0.1%
Altice France Holding SA (g)	4,741	70,307
UNITED STATES - 0.1%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Burlington Stores Inc (f)	79	25,705
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
GEO Group Inc/The (f)	354	5,951
TOTAL UNITED STATES		31,656
TOTAL COMMON STOCKS (Cost $116,399)		101,963

Convertible Corporate Bonds - 7.2%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
IREN Ltd 0% 7/1/2031 (i)(j)	31,000	22,577
CAMEROON - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Golar LNG Ltd 2.75% 12/15/2030 (i)	30,000	35,655
INDIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
MakeMyTrip Ltd 0% 7/1/2030 (i)(j)	33,000	27,786
SWITZERLAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG 1.7308% 3/1/2031 (i)	16,000	15,640
UNITED STATES - 7.1%
Communication Services - 1.0%
Entertainment - 0.5%
Liberty Media Corp-Liberty Formula One 2.25% 8/15/2027	65,000	74,977
Live Nation Entertainment Inc 2.875% 1/15/2030	50,000	53,875
Live Nation Entertainment Inc 2.875% 10/15/2031 (i)	173,000	175,564
		304,416
Interactive Media & Services - 0.0%
Snap Inc 0.5% 5/1/2030	20,000	16,040
Media - 0.5%
Cardlytics Inc 4.25% 4/1/2029	29,000	7,930
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (c)	69,548	248,433
		256,363
TOTAL COMMUNICATION SERVICES		576,819
Consumer Discretionary - 1.2%
Automobile Components - 0.1%
Lci Inds Inc 3% 3/1/2030	35,000	42,053
Automobiles - 0.2%
Lucid Group Inc 1.25% 12/15/2026 (i)	12,000	11,250
Rivian Automotive Inc 4.625% 3/15/2029	95,000	101,650
		112,900
Broadline Retail - 0.1%
Etsy Inc 1% 6/15/2030 (i)	32,000	30,880
Hotels, Restaurants & Leisure - 0.6%
Cheesecake Factory Inc/The 2% 3/15/2030	27,000	27,446
Cracker Barrel Old Country Store Inc 1.75% 9/15/2030 (i)	142,000	111,115
DoorDash Inc 0% 5/15/2030 (i)(j)	98,000	89,278
NCL Corp Ltd 0.75% 9/15/2030 (i)	69,000	64,013
NCL Corp Ltd 1.125% 2/15/2027	25,000	24,350
		316,202
Household Durables - 0.1%
Meritage Homes Corp 1.75% 5/15/2028	32,000	30,815
Specialty Retail - 0.1%
GameStop Corp 0% 6/15/2032 (i)(k)	80,000	82,520
TOTAL CONSUMER DISCRETIONARY		615,370
Consumer Staples - 0.0%
Food Products - 0.0%
Freshpet Inc 3% 4/1/2028	23,000	26,413
Energy - 0.2%
Energy Equipment & Services - 0.1%
Liberty Energy Inc 0% 3/1/2031 (i)(k)	55,000	60,170
Oil, Gas & Consumable Fuels - 0.1%
Centrus Energy Corp 2.25% 11/1/2030	1,000	2,028
Crescent Energy Co 2.75% 3/15/2031 (i)	30,000	34,440
Northern Oil & Gas Inc 3.625% 4/15/2029	18,000	19,739
Northern Oil & Gas Inc 3.625% 4/15/2029 (i)	9,000	9,869
		66,076
TOTAL ENERGY		126,246
Financials - 0.2%
Capital Markets - 0.0%
WisdomTree Inc 4.625% 8/15/2030 (i)	20,000	21,740
Consumer Finance - 0.0%
Upstart Holdings Inc 1% 11/15/2030	11,000	7,781
Financial Services - 0.2%
Redfin Corp 0.5% 4/1/2027	63,000	60,102
Insurance - 0.0%
Oscar Health Inc 2.25% 9/1/2030 (i)	30,000	27,057
TOTAL FINANCIALS		116,680
Health Care - 0.7%
Biotechnology - 0.3%
Alnylam Pharmaceuticals Inc 1% 9/15/2027	32,000	41,008
Bridgebio Pharma Inc 0.75% 2/1/2033 (i)	40,000	39,628
Cogent Biosciences Inc 1.625% 11/15/2031	10,000	12,240
Cytokinetics Inc 1.75% 10/1/2031 (i)	23,000	29,311
Cytokinetics Inc 3.5% 7/1/2027	17,000	24,841
Ionis Pharmaceuticals Inc 0% 12/1/2030 (i)(k)	21,000	21,879
		168,907
Health Care Providers & Services - 0.0%
Guardant Health Inc 0% 5/15/2033 (i)(k)	31,000	32,917
Pharmaceuticals - 0.4%
Indivior Pharmaceuticals Inc 0.625% 3/15/2031 (i)	11,000	11,192
Ligand Pharmaceuticals Inc 0.75% 10/1/2030 (i)	21,000	25,400
Zoetis Inc 0.25% 6/15/2029 (i)	177,000	175,673
		212,265
TOTAL HEALTH CARE		414,089
Industrials - 0.7%
Aerospace & Defense - 0.3%
AeroVironment Inc 0% 7/15/2030 (k)	8,000	7,828
BWX Technologies Inc 0% 11/1/2030 (i)(j)	62,000	64,232
Voyager Technologies Inc 0.75% 11/15/2030 (i)	25,000	25,850
		97,910
Commercial Services & Supplies - 0.0%
Pitney Bowes Inc 1.5% 8/15/2030 (i)	20,000	20,110
Construction & Engineering - 0.0%
Fluor Corp 1.125% 8/15/2029	11,000	13,547
Electrical Equipment - 0.2%
Eos Energy Enterprises Inc 1.75% 12/1/2031 (i)	130,000	76,375
Sunrun Inc 4% 3/1/2030	10,000	11,906
		88,281
Ground Transportation - 0.1%
Lyft Inc 0% 9/15/2030 (i)(k)	30,000	28,212
Uber Technologies Inc 0.875% 12/1/2028	35,000	42,088
		70,300
Professional Services - 0.1%
Parsons Corp 2.625% 3/1/2029	81,000	79,704
TOTAL INDUSTRIALS		369,852
Information Technology - 2.5%
Communications Equipment - 0.1%
Lumentum Holdings Inc 0.375% 3/15/2032 (i)	11,000	42,345
Electronic Equipment, Instruments & Components - 0.2%
Itron Inc 0% 3/15/2032 (i)(k)	28,000	26,544
Mirion Technologies Inc 0% 10/1/2031 (i)(j)	30,000	28,425
OSI Systems Inc 0.5% 2/1/2031 (i)	60,000	61,230
		116,199
IT Services - 0.4%
Cloudflare Inc 0% 6/15/2030 (i)(k)	42,000	47,617
CoreWeave Inc 1.75% 12/1/2031 (i)	61,000	61,067
DigitalOcean Holdings Inc 0% 8/15/2030 (i)(j)	49,000	112,186
		220,870
Semiconductors & Semiconductor Equipment - 0.6%
MACOM Technology Solutions Holdings Inc 0% 12/15/2029 (k)	22,000	32,043
Microchip Technology Inc 0% 2/15/2030 (i)(k)	61,000	59,506
MKS Inc 1.25% 6/1/2030	29,000	47,908
ON Semiconductor Corp 0% 5/1/2027 (j)	78,000	100,581
Semtech Corp 0% 10/15/2030 (i)(j)	11,000	12,276
Semtech Corp 1.625% 11/1/2027	7,000	14,749
Synaptics Inc 0.75% 12/1/2031	24,000	24,792
Ultra Clean Holdings Inc 0% 3/15/2031 (i)(k)	16,000	16,928
Veeco Instruments Inc 2.875% 6/1/2029	14,000	19,406
Wolfspeed Inc 2.5% 6/15/2031 (i)	5,000	7,131
Wolfspeed Inc 2.5% 6/15/2031	4,000	5,704
		341,024
Software - 1.0%
BILL Holdings Inc 0% 4/1/2030 (j)	35,000	31,080
BlackLine Inc 1% 6/1/2029	30,000	28,155
Cipher Digital Inc 0% 10/1/2031 (i)(j)	3,000	3,344
Datadog Inc 0% 12/1/2029 (k)	85,000	82,153
MARA Holdings Inc 0% 3/1/2030 (k)	160,000	141,120
MARA Holdings Inc 0% 8/1/2032 (i)(j)	21,000	14,795
Nutanix Inc 0.25% 10/1/2027	10,000	10,184
Progress Software Corp 3.5% 3/1/2030	10,000	8,884
Riot Platforms Inc 0.75% 1/15/2030	28,000	32,130
Rubrik Inc 0% 6/15/2030 (i)(j)	59,000	50,770
Terawulf Inc 0% 5/1/2032 (i)(j)	46,000	47,514
Terawulf Inc 1% 9/1/2031 (i)	11,000	15,224
Uber Technologies Inc 0% 5/15/2028 (i)(j)	75,000	73,376
Unity Software Inc 0% 3/15/2030 (k)	8,000	7,965
		546,694
Technology Hardware, Storage & Peripherals - 0.2%
Seagate HDD Cayman 3.5% 6/1/2028	13,000	61,714
Western Digital Corp 3% 11/15/2028	7,000	50,107
		111,821
TOTAL INFORMATION TECHNOLOGY		1,378,953
Real Estate - 0.5%
Health Care REITs - 0.3%
Ventas Realty LP 3.75% 6/1/2026	64,000	95,162
Welltower OP LLC 2.75% 5/15/2028 (i)	28,000	58,072
		153,234
Real Estate Management & Development - 0.1%
Compass Inc 0.25% 4/15/2031 (i)	82,000	68,634
Retail REITs - 0.0%
Tanger Properties LP 2.375% 1/15/2031 (i)	36,000	36,029
Specialized REITs - 0.1%
Digital Realty Trust LP 1.875% 11/15/2029 (i)	43,000	45,521
TOTAL REAL ESTATE		303,418
Utilities - 0.1%
Electric Utilities - 0.1%
PG&E Corp 4.25% 12/1/2027	45,000	46,596
TOTAL UNITED STATES		3,974,436
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $3,783,552)		4,076,094

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
UNITED STATES - 0.4%
Financials - 0.0%
Capital Markets - 0.0%
Ares Management Corp 6.75% Series B	2	74
KKR & Co Inc Series D 6.25%	200	8,022
		8,096
Financial Services - 0.0%
Apollo Global Management Inc Series A, 6.75%	152	8,922
TOTAL FINANCIALS		17,018
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Bruker Corp 6.375% Series A	100	28,829
Industrials - 0.2%
Aerospace & Defense - 0.2%
Boeing Co Series A, 6%	1,200	77,892
VSE Corp 5.75%	500	24,915
		102,807
Trading Companies & Distributors - 0.0%
QXO Inc Series B 5.5%	400	22,236
TOTAL INDUSTRIALS		125,043
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
Microchip Technology Inc Series A 7.5%	200	11,394
Software - 0.1%
Strategy Inc 8%	300	21,321
TOTAL INFORMATION TECHNOLOGY		32,715
Utilities - 0.1%
Electric Utilities - 0.1%
PG&E Corp Series A, 6%	800	34,521
TOTAL UNITED STATES		238,126
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $244,043)		238,126

Foreign Government and Government Agency Obligations - 0.7%
		Principal Amount (a)	Value ($)
BRAZIL - 0.7%
Brazilian Federative Republic 10% 1/1/2027 (Cost $403,448)	BRL	2,250,000	423,250

Non-Convertible Corporate Bonds - 27.2%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Mineral Resources Ltd 8% 11/1/2027 (i)	125,000	126,596
Mineral Resources Ltd 9.25% 10/1/2028 (i)	10,000	10,361

TOTAL AUSTRALIA		136,957
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
ERO Copper Corp 6.5% 2/15/2030 (i)	70,000	69,292
CANADA - 1.9%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
1011778 BC ULC / New Red Finance Inc 3.5% 2/15/2029 (i)	105,000	100,241
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (i)	100,000	93,993
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (i)	40,000	38,336
TOTAL CONSUMER DISCRETIONARY		232,570
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Enbridge Inc 8.5% 1/15/2084 (c)	350,000	393,777
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (c)	125,000	128,696
Transcanada Trust 5.6% 3/7/2082 (c)	55,000	53,922
TOTAL ENERGY		576,395
Health Care - 0.1%
Pharmaceuticals - 0.1%
Bausch Health Cos Inc 4.875% 6/1/2028 (i)	21,000	19,230
Bausch Health Cos Inc 6.25% 2/15/2029 (i)	70,000	52,500
TOTAL HEALTH CARE		71,730
Industrials - 0.0%
Machinery - 0.0%
New Flyer Holdings Inc 9.25% 7/1/2030 (i)	15,000	16,032
Information Technology - 0.1%
Software - 0.1%
Open Text Corp 6.9% 12/1/2027 (i)	60,000	61,583
Materials - 0.1%
Chemicals - 0.1%
Methanex Corp 5.65% 12/1/2044	70,000	62,455
Utilities - 0.1%
Gas Utilities - 0.1%
AltaGas Ltd 7.2% 10/15/2054 (c)(i)	45,000	45,629
TOTAL CANADA		1,066,394
FRANCE - 0.7%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Altice France SA 6.5% 4/15/2032 (i)	45,732	43,219
Altice France SA 6.875% 10/15/2030 (i)	3,811	3,645
Altice France SA 6.875% 7/15/2032 (i)	133,384	126,386
Altice France SA 9.5% 11/1/2029 (i)	110,518	111,653
TOTAL COMMUNICATION SERVICES		284,903
Energy - 0.2%
Energy Equipment & Services - 0.2%
Vallourec SACA 7.5% 4/15/2032 (i)	95,000	99,569
TOTAL FRANCE		384,472
GERMANY - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Cerdia Finanz GmbH 9.375% 10/3/2031 (i)	50,000	49,527
IRELAND - 0.3%
Financials - 0.3%
Financial Services - 0.3%
GGAM Finance Ltd 5.875% 3/15/2030 (i)	95,000	94,654
GGAM Finance Ltd 6.875% 4/15/2029 (i)	30,000	30,667
GGAM Finance Ltd 8% 6/15/2028 (i)	25,000	25,946

TOTAL IRELAND		151,267
LUXEMBOURG - 0.1%
Communication Services - 0.1%
Media - 0.1%
Altice Financing SA 5.75% 8/15/2029 (i)	70,000	48,358
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Finance Ltd 8.375% 8/1/2030 (i)	50,000	51,708
PANAMA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
C&W Senior Finance Ltd 9% 1/15/2033 (i)	60,000	60,075
UNITED KINGDOM - 0.6%
Communication Services - 0.1%
Media - 0.1%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (i)	85,000	75,410
Consumer Discretionary - 0.5%
Automobile Components - 0.5%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (i)	200,000	207,200
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (i)	30,000	31,417
TOTAL CONSUMER DISCRETIONARY		238,617
TOTAL UNITED KINGDOM		314,027
UNITED STATES - 22.9%
Communication Services - 3.3%
Diversified Telecommunication Services - 0.3%
Cipher Compute LLC 7.125% 11/15/2030 (i)	20,000	20,720
Frontier Communications Holdings LLC 8.75% 5/15/2030 (i)	65,000	66,696
Level 3 Financing Inc 3.75% 7/15/2029 (i)	30,000	27,825
WULF Compute LLC 7.75% 10/15/2030 (i)	60,000	63,401
Zayo Group Holdings Inc 9.25% 3/9/2030 pay-in-kind (c)(i)	32,684	32,492
		211,134
Media - 3.0%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (i)	335,000	286,590
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	198,000	122,545
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (i)	60,000	62,862
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (i)	50,000	52,325
CSC Holdings LLC 3.375% 2/15/2031 (i)	225,000	132,176
CSC Holdings LLC 5% 11/15/2031 (i)	125,000	45,067
CSC Holdings LLC 6.5% 2/1/2029 (i)	50,000	31,866
Discovery Global Holdings Inc 5.05% 3/15/2042	90,000	59,576
DISH DBS Corp 5.125% 6/1/2029	255,000	227,874
DISH Network Corp 11.75% 11/15/2027 (i)	100,000	103,025
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)	116,640	117,778
EW Scripps Co/The 9.875% 8/15/2030 (i)	75,000	72,808
Gray Media Inc 5.375% 11/15/2031 (i)	85,000	63,044
Gray Media Inc 9.625% 7/15/2032 (i)	15,000	14,999
Sirius XM Radio LLC 3.875% 9/1/2031 (i)	50,000	45,396
Univision Communications Inc 4.5% 5/1/2029 (i)	50,000	46,975
Univision Communications Inc 7.375% 6/30/2030 (i)	200,000	195,984
		1,680,890
TOTAL COMMUNICATION SERVICES		1,892,024
Consumer Discretionary - 3.1%
Automobile Components - 0.1%
Hertz Corp/The 4.625% 12/1/2026 (i)	16,000	14,452
Patrick Industries Inc 6.375% 11/1/2032 (i)	40,000	39,997
		54,449
Broadline Retail - 0.0%
Saks Global Enterprises LLC 11% (e)(i)	17,880	290
Wayfair LLC 7.25% 10/31/2029 (i)	20,000	20,416
		20,706
Hotels, Restaurants & Leisure - 2.2%
Affinity Interactive 6.875% 12/15/2027 (i)	80,000	48,011
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (i)	70,000	63,477
Boyd Gaming Corp 4.75% 6/15/2031 (i)	185,000	175,901
Caesars Entertainment Inc 6% 10/15/2032 (i)	55,000	50,600
Caesars Entertainment Inc 7% 2/15/2030 (i)	110,000	111,359
Carnival Corp 4% 8/1/2028 (i)	175,000	170,648
Churchill Downs Inc 5.5% 4/1/2027 (i)	150,000	149,810
Churchill Downs Inc 6.75% 5/1/2031 (i)	60,000	61,128
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (i)	70,000	66,901
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (i)	30,000	28,021
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (i)	120,000	114,869
Light & Wonder International Inc 7.5% 9/1/2031 (i)	40,000	41,052
Voyager Parent LLC 9.25% 7/1/2032 (i)	80,000	83,057
Yum! Brands Inc 3.625% 3/15/2031	100,000	92,339
		1,257,173
Household Durables - 0.1%
Newell Brands Inc 8.5% 6/1/2028 (i)	80,000	82,576
Specialty Retail - 0.6%
Bath & Body Works Inc 6.875% 11/1/2035	105,000	103,286
Hudson Automotive Group 8% 5/15/2032 (i)	15,000	15,510
LBM Acquisition LLC 6.25% 1/15/2029 (i)	85,000	62,115
LBM Acquisition LLC 9.5% 6/15/2031 (i)	95,000	82,693
LCM Investments Holdings II LLC 8.25% 8/1/2031 (i)	25,000	25,969
Wand NewCo 3 Inc 7.625% 1/30/2032 (i)	25,000	25,562
		315,135
Textiles, Apparel & Luxury Goods - 0.1%
Wolverine World Wide Inc 4% 8/15/2029 (i)	45,000	41,653
TOTAL CONSUMER DISCRETIONARY		1,771,692
Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.5%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (i)	270,000	264,286
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (i)	25,000	25,168
		289,454
Food Products - 0.4%
Fiesta Purchaser Inc 9.625% 9/15/2032 (i)	75,000	76,385
Post Holdings Inc 4.5% 9/15/2031 (i)	175,000	162,717
		239,102
TOTAL CONSUMER STAPLES		528,556
Energy - 3.5%
Energy Equipment & Services - 0.4%
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (i)	45,000	47,540
Nabors Industries Inc 9.125% 1/31/2030 (i)	40,000	41,999
Transocean International Ltd 8.5% 5/15/2031 (i)	100,000	104,880
Transocean International Ltd 8.75% 2/15/2030 (i)	45,500	47,329
		241,748
Oil, Gas & Consumable Fuels - 3.1%
Comstock Resources Inc 5.875% 1/15/2030 (i)	50,000	48,378
Crescent Energy Finance LLC 7.375% 1/15/2033 (i)	70,000	69,982
Crescent Energy Finance LLC 7.875% 4/15/2032 (i)	35,000	35,758
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (i)	140,000	139,882
Energy Transfer LP 6% 2/1/2029 (i)	205,000	206,599
Energy Transfer LP 8% 5/15/2054 (c)	20,000	20,948
EQT Corp 4.5% 1/15/2029	41,000	40,904
Harvest Midstream I LP 7.5% 5/15/2032 (i)	100,000	101,928
Hess Midstream Operations LP 5.125% 6/15/2028 (i)	130,000	129,618
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 4/15/2032 (i)	70,000	67,748
Northern Oil & Gas Inc 8.75% 6/15/2031 (i)	70,000	72,789
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028	20,000	19,909
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (i)	35,000	35,942
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (i)	55,000	58,958
SM Energy Co 8.75% 7/1/2031 (i)	55,000	57,491
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	75,000	73,134
Sunoco LP 6.25% 7/1/2033 (i)	35,000	35,153
Sunoco LP 6.625% 8/15/2032 (i)	100,000	101,567
Sunoco LP 7.25% 5/1/2032 (i)	25,000	25,866
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (i)	115,000	113,484
Venture Global LNG Inc 8.375% 6/1/2031 (i)	50,000	51,998
Venture Global LNG Inc 9.5% 2/1/2029 (i)	60,000	64,878
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (i)	65,000	71,448
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (i)	65,000	72,851
		1,717,213
TOTAL ENERGY		1,958,961
Financials - 2.1%
Capital Markets - 0.2%
Broadstreet Partners Group LLC 5.875% 4/15/2029 (i)	55,000	53,601
Coinbase Global Inc 3.375% 10/1/2028 (i)	20,000	18,720
Coinbase Global Inc 3.625% 10/1/2031 (i)	25,000	21,129
		93,450
Consumer Finance - 0.3%
OneMain Finance Corp 4% 9/15/2030	185,000	167,070
Financial Services - 0.4%
Block Inc 3.5% 6/1/2031	155,000	140,949
Freedom Mortgage Holdings LLC 8.375% 4/1/2032 (i)	50,000	49,184
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (i)	10,000	9,825
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	60,000	51,197
		251,155
Insurance - 1.2%
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (i)	135,000	130,090
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (i)	60,000	58,917
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (i)	185,000	183,234
HUB International Ltd 5.625% 12/1/2029 (i)	105,000	101,855
Panther Escrow Issuer LLC 7.125% 6/1/2031 (i)	110,000	110,369
USI Inc/NY 7.5% 1/15/2032 (i)	90,000	91,215
		675,680
TOTAL FINANCIALS		1,187,355
Health Care - 1.5%
Health Care Equipment & Supplies - 0.2%
Medline Borrower LP 3.875% 4/1/2029 (i)	125,000	120,920
Health Care Providers & Services - 1.0%
CHS/Community Health Systems Inc 4.75% 2/15/2031 (i)	55,000	50,705
CHS/Community Health Systems Inc 5.25% 5/15/2030 (i)	165,000	155,510
DaVita Inc 4.625% 6/1/2030 (i)	85,000	81,729
DaVita Inc 6.875% 9/1/2032 (i)	60,000	61,465
HAH Group Holding Co LLC 9.75% 10/1/2031 (i)	25,000	21,902
LifePoint Health Inc 8.375% 2/15/2032 (i)	50,000	53,396
Tenet Healthcare Corp 4.25% 6/1/2029	145,000	140,848
		565,555
Pharmaceuticals - 0.3%
1261229 BC Ltd 10% 4/15/2032 (i)	143,000	146,410
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (i)	45,000	43,666
		190,076
TOTAL HEALTH CARE		876,551
Industrials - 3.4%
Aerospace & Defense - 1.2%
ATI Inc 5.875% 12/1/2027	85,000	84,988
Axon Enterprise Inc 6.125% 3/15/2030 (i)	50,000	50,828
Axon Enterprise Inc 6.25% 3/15/2033 (i)	30,000	30,622
TransDigm Inc 4.625% 1/15/2029	210,000	206,330
TransDigm Inc 6.375% 3/1/2029 (i)	160,000	162,000
TransDigm Inc 6.75% 8/15/2028 (i)	135,000	136,519
TransDigm Inc 7.125% 12/1/2031 (i)	15,000	15,482
		686,769
Building Products - 0.1%
Builders FirstSource Inc 4.25% 2/1/2032 (i)	70,000	64,452
Masterbrand Inc 7% 7/15/2032 (i)	20,000	19,540
		83,992
Commercial Services & Supplies - 1.4%
Allied Universal Holdco LLC 7.875% 2/15/2031 (i)	100,000	103,122
Artera Services LLC 8.5% 2/15/2031 (i)	160,000	137,005
Brand Industrial Services Inc 10.375% 8/1/2030 (i)	50,000	45,696
Brink's Co/The 6.5% 6/15/2029 (i)	120,000	121,858
GEO Group Inc/The 10.25% 4/15/2031	45,000	47,940
GEO Group Inc/The 8.625% 4/15/2029	50,000	51,927
GFL Environmental Inc 3.5% 9/1/2028 (i)	95,000	92,369
Neptune Bidco US Inc 9.29% 4/15/2029 (i)	55,000	55,069
OT Midco Inc 10% 2/15/2030 (i)	20,000	8,256
Reworld Holding Corp 4.875% 12/1/2029 (i)	51,000	47,811
		711,053
Ground Transportation - 0.1%
Uber Technologies Inc 4.5% 8/15/2029 (i)	70,000	69,407
Machinery - 0.0%
Chart Industries Inc 7.5% 1/1/2030 (i)	25,000	25,973
Professional Services - 0.2%
Amentum Holdings Inc 7.25% 8/1/2032 (i)	30,000	31,044
ION Platform Finance US Inc / ION Platform Finance SARL 5.75% 5/15/2028 (i)	60,000	56,932
ION Platform Finance US Inc / ION Platform Finance SARL 8.75% 5/1/2029 (i)	35,000	32,548
KBR Inc 4.75% 9/30/2028 (i)	10,000	9,778
		130,302
Trading Companies & Distributors - 0.4%
Herc Holdings Inc 5.75% 3/15/2031 (i)	100,000	98,487
United Rentals North America Inc 3.75% 1/15/2032	50,000	45,780
United Rentals North America Inc 3.875% 11/15/2027	90,000	88,691
		232,958
TOTAL INDUSTRIALS		1,940,454
Information Technology - 1.6%
Electronic Equipment, Instruments & Components - 0.1%
CPI CG Inc 10% 7/15/2029 (i)	15,000	15,830
Insight Enterprises Inc 6.625% 5/15/2032 (i)	20,000	19,303
Lightning Power LLC 7.25% 8/15/2032 (i)	25,000	25,987
		61,120
IT Services - 0.3%
CoreWeave Inc 9% 2/1/2031 (i)	35,000	33,303
CoreWeave Inc 9.25% 6/1/2030 (i)	50,000	48,583
Sabre GLBL Inc 10.75% 3/15/2030 (i)	8,000	6,724
Sabre GLBL Inc 11.125% 7/15/2030 (i)	100,000	84,876
		173,486
Semiconductors & Semiconductor Equipment - 0.2%
Entegris Inc 4.375% 4/15/2028 (i)	130,000	127,861
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (c)	5,972	4,733
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (c)(i)	6,492	7,083
		139,677
Software - 0.9%
Cloud Software Group Inc 6.5% 3/31/2029 (i)	145,000	141,458
Cloud Software Group Inc 9% 9/30/2029 (i)	60,000	57,880
Elastic NV 4.125% 7/15/2029 (i)	70,000	65,665
Oracle Corp 5.5% 9/27/2064	190,000	145,504
UKG Inc 6.875% 2/1/2031 (i)	100,000	97,732
		508,239
Technology Hardware, Storage & Peripherals - 0.1%
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (i)	40,000	42,007
TOTAL INFORMATION TECHNOLOGY		924,529
Materials - 1.6%
Chemicals - 0.7%
Celanese US Holdings LLC 6.5% 4/15/2030	50,000	51,018
Chemours Co/The 5.75% 11/15/2028 (i)	80,000	79,210
LSB Industries Inc 6.25% 10/15/2028 (i)	50,000	49,690
Mativ Holdings Inc 8% 10/1/2029 (i)	130,000	121,080
Olympus Water US Holding Corp 4.25% 10/1/2028 (i)	50,000	47,757
Scih Salt Hldgs Inc 4.875% 5/1/2028 (i)	30,000	29,657
		378,412
Containers & Packaging - 0.6%
Ball Corp 6% 6/15/2029	185,000	187,644
Graphic Packaging International LLC 3.75% 2/1/2030 (i)	140,000	128,467
		316,111
Metals & Mining - 0.3%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (i)	55,000	53,468
Cleveland-Cliffs Inc 4.625% 3/1/2029 (i)	140,000	133,590
		187,058
TOTAL MATERIALS		881,581
Real Estate - 0.7%
Diversified REITs - 0.0%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (i)	30,000	28,217
Health Care REITs - 0.4%
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	155,000	144,152
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (i)	30,000	30,414
		174,566
Specialized REITs - 0.3%
Iron Mountain Inc 4.5% 2/15/2031 (i)	50,000	46,952
Iron Mountain Inc 4.875% 9/15/2029 (i)	125,000	121,617
		168,569
TOTAL REAL ESTATE		371,352
Utilities - 1.2%
Electric Utilities - 0.6%
NRG Energy Inc 5.25% 6/15/2029 (i)	50,000	49,503
NRG Energy Inc 6% 2/1/2033 (i)	110,000	110,028
PG&E Corp 7.375% 3/15/2055 (c)	50,000	50,238
Vistra Operations Co LLC 5% 7/31/2027 (i)	100,000	99,647
Vistra Operations Co LLC 7.75% 10/15/2031 (i)	50,000	52,374
		361,790
Multi-Utilities - 0.6%
CMS Energy Corp 3.75% 12/1/2050 (c)	125,000	114,033
Dominion Energy Inc 6% 2/15/2056 (c)	148,000	147,057
Sempra 4.125% 4/1/2052 (c)	65,000	63,213
		324,303
TOTAL UTILITIES		686,093
TOTAL UNITED STATES		13,019,148
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd 8.625% 6/1/2031 (i)	75,000	77,344
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $15,312,757)		15,428,569

Non-Convertible Preferred Stocks - 2.7%
	Shares	Value ($)
UNITED STATES - 2.7%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T Inc 5.35%	3,733	79,513
AT&T Inc Series C 4.75%	4,338	79,906
TOTAL COMMUNICATION SERVICES		159,419
Financials - 0.5%
Banks - 0.4%
JPMorgan Chase & Co 4.55%	4,296	80,851
JPMorgan Chase & Co 4.625%	4,226	80,801
Wells Fargo & Co Series Z, 4.75%	4,253	80,892
		242,544
Capital Markets - 0.1%
Morgan Stanley 6.625%	1,300	32,669
TOTAL FINANCIALS		275,213
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Strive Inc 12.5%	1,347	134,336
Information Technology - 1.7%
Software - 1.7%
Strategy Inc 11.5% (h)	3,188	318,784
Strategy Inc Series A, 10%	6,527	624,960
TOTAL INFORMATION TECHNOLOGY		943,744
TOTAL UNITED STATES		1,512,712
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $1,549,276)		1,512,712

Preferred Securities - 5.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 5.3%
Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Energy Transfer LP 6.625% (c)(l)	335,000	336,511
Energy Transfer LP Series G, 7.125% (c)(l)	275,000	287,208
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0241% (b)(c)(l)	100,000	100,770
Sunoco LP 7.875% (c)(i)(l)	325,000	332,807
TOTAL ENERGY		1,057,296
Financials - 3.4%
Banks - 2.7%
Bank of America Corp 6.25% (c)(l)	275,000	279,760
Citigroup Inc 6.95% (c)(l)	115,000	116,864
JPMorgan Chase & Co 6.5% (c)(l)	405,000	422,167
JPMorgan Chase & Co 6.875% (c)(l)	135,000	140,844
JPMorgan Chase & Co CME Term SOFR 3 month Index + 2.745%, 6.4058% (b)(c)(l)	395,000	401,824
Wells Fargo & Co 6.125% (c)(l)	160,000	160,975
		1,522,434
Capital Markets - 0.3%
Bank of New York Mellon Corp/The 5.95% (c)(l)	95,000	96,607
Goldman Sachs Group Inc/The 6.85% (c)(l)	60,000	61,726
		158,333
Consumer Finance - 0.4%
Ally Financial Inc 4.7% (c)(l)	125,000	116,748
Capital One Financial Corp 5.5% (c)(l)	105,000	106,530
		223,278
Insurance - 0.0%
Alliant Holdings LP 10.5% (c)(g)(l)	42,159	40,954
TOTAL FINANCIALS		1,944,999
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp 6% (c)(l)	35,000	33,807
TOTAL UNITED STATES		3,036,102
TOTAL PREFERRED SECURITIES (Cost $2,935,947)		3,036,102

Money Market Funds - 6.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n) (Cost $3,650,982)	3.69	3,650,252	3,650,982

TOTAL INVESTMENT IN SECURITIES - 98.7% (Cost $56,190,750)	56,044,533
NET OTHER ASSETS (LIABILITIES) - 1.3%	749,559
NET ASSETS - 100.0%	56,794,092

Currency Abbreviations
BRL	-	Brazilian Real

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	Non-income producing - Security is in default.
(f)	Non-income producing.
(g)	Level 3 security.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,748,960 or 26.0% of net assets.

(j)	Zero coupon bond which is issued at a discount.
(k)	Principal Only Strips represent the right to receive the monthly principal payments.
(l)	Security is perpetual in nature with no stated maturity date.
(m)	Affiliated fund.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,069,968	24,078,556	22,497,527	74,964	(15)	-	3,650,982	3,650,252	0.0%
Total	2,069,968	24,078,556	22,497,527	74,964	(15)	-	3,650,982

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Fund Class I	20,164,130	5,700,000	-	1,607,657	-	(468,108)	25,396,022	1,018,885
	20,164,130	5,700,000	-	1,607,657	-	(468,108)	25,396,022

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Bank Loan Obligations, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Fund is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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